Label	Element	Value
Class I | Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbamt_SupplementTextBlock
Neuberger Berman Advisers Management Trust® (“AMT Funds”)
Short Duration Bond Portfolio
Class I, Supplement to the Summary Prospectus and Prospectus, each dated May 1, 2016, as amended and supplemented

This supplement describes important changes affecting Short Duration Bond Portfolio and Neuberger Berman Short Duration Bond Fund (each a “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC at 877-628-2583.

The following is added to the “Principal Investment Strategies” section in each Fund’s Summary Prospectus(es) and Prospectus(es):

The Fund may also invest in futures contracts as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.

The following is added to the “Principal Investment Risks” section in each Fund’s Summary Prospectus(es):

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. The need to provide margin or collateral and/or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Risk/Return [Heading]	rr_RiskReturnHeading	Supplement to Summary Prospectus